New Accounting Standards And Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting estimates [abstract]
New Accounting Standards And Recently Issued Accounting Standards	NEW ACCOUNTING STANDARDS AND RECENTLY ISSUED ACCOUNTING STANDARDS
New Accounting Standards
The following accounting standards were effective from January 1, 2023, but they did not have a material effect on our consolidated financial statements:
•Insurance Contracts (Amendments to IFRS 17)
•Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)
•Definition of Accounting Estimates (Amendments to IAS 8)
•Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
•Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
Recently Issued Accounting Standards

A number of new standards are effective for annual periods beginning after January 1, 2023 and earlier application is permitted; however, PEMEX has not early adopted the new or amended standards in preparing these consolidated financial statements.
The following amended standards and interpretations are not expected to have a significant impact on PEMEX’s consolidated financial statements:
i. Applicable as of January 1, 2024
•Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1)
•Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
•Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
•Lack of Exchangeability (Amendments to IAS 21)

ii. Applicable as of January 1, 2027

•Presentation and Disclosure in Financial Statements (IFRS 18) PEMEX is in the process of assessing the impact of IFRS 18 to meet the new presentation and disclosure requirements.
On March 6, 2024, the SEC adopted final rules mandating registrants to disclose specific climate-related information. PEMEX is currently evaluating the potential impact of these regulations on its reporting practices.